TRADE ACCOUNTS RECEIVABLE - IMPAIRMENT LOSSES FOR BAD AND DOUBTFUL DEBTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Balance as at January 1	¥ 4,033
Balance as at December 31	4,079	¥ 4,033
Financial assets neither past due nor impaired
TRADE ACCOUNTS RECEIVABLE
Balance as at January 1	4,033	3,860	¥ 1,848
Provision for the year	417	436	2,173
Written back for the year	(561)	(127)	(68)
Written off for the year	(49)	(30)	(23)
Others	239	(106)	(70)
Balance as at December 31	¥ 4,079	¥ 4,033	¥ 3,860